UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        February 11, 2008
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:  $ 301,863 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMERICREDIT CORP	     CV 2.125% 9/13	03060RAR2 14576   21850000  PRN               SOLE                21850000   0       0
AMERICREDIT CORP	     CV 1.75% 11/23	03060RAM3 954     1000000   PRN               SOLE                1000000    0       0
ADVANCED MICRO DEVICES       CV 6.0% 05/15	007903AL1 3620    5000000   PRN	              SOLE		  5000000    0       0
AES CORP		     COM  	  	00130H105 924     43176     SH                SOLE                43176      0       0
AES CORP		     COM		00130H105 308     100000    SH       PUT      SOLE                0          0  100000
ALLIED WASTE INDUSTRIES      COM  	  	019589308 1610    146100    SH                SOLE                146100     0       0
ALLIED WASTE INDUSTRIES      COM  	  	019589308 525     250000    SH       PUT      SOLE                0    	     0  250000
AMKOR TECHNOLOGY INC   	     COM  		031652100 1354	  158779    SH		      SOLE 		  158779     0       0
AMKOR TECHNOLOGY INC   	     COM  		031652100 1310	  200000    SH	     PUT      SOLE 		  0          0  200000
ARVINMERITOR INC	     CV 4.625% 3/26	043353AF8 8648    1000000   PRN		      SOLE		  10000000   0	     0
AUTOZONE INC		     COM		053332102 6007    50100	    SH		      SOLE		  50100	     0	     0
AUTOZONE INC		     COM 		053332102 10	  50000	    SH	     PUT      SOLE		  0	     0	 50000
ABITIBIBOWATER INC	     COM		003687100 729	  35360     SH		      SOLE		  35360	     0       0
ABITIBIBOWATER INC	     COM 		053332102 1480	  100000    SH	     PUT      SOLE		  0	     0	100000
BEAZER HOMES USA INC	     COM		07556Q105 405     54500     SH  	      SOLE 		  54500      0       0
BEAZER HOMES USA INC	     COM		07556Q105 1943    150000    SH  	      SOLE 		  0          0  150000
BOSTON PROPERTIES LTD 	     CV 2.875% 2/37     10112RAK0 4669    5000000   PRN    	      SOLE                5000000    0       0
CHARTER COMM INC             CV 6.5% 10/27	16117MAF4 6210	  10000000  PRN	 	      SOLE		  10000000   0       0
CHESAPEAKE CORP		     CV 2.5% 05/37	165167BZ9 35280   31500000  PRN		      SOLE		  31500000   0	     0
CHESAPEAKE CORP		     CV 2.75% 11/35	165167BW6 40538   34500000  PRN		      SOLE		  34500000   0	     0
COUNTRYWIDE FINANCIAL INC    FRN 05/37	 	222372AP9 3700	  5000000   PRN		      SOLE		  5000000    0	     0
DYNEGY INC		     COM		26817G102 498     69800     SH		      SOLE 		  69800      0       0
DYNEGY INC		     COM		26817G102 310     100000    SH	     PUT      SOLE 		  0          0  100000
EASTMAN KODAK CO	     CV 3.375% 10/33	277461BE8 5102    5000000   PRN               SOLE                5000000    0       0
ERP OPER LTD		     CV 3.85% 11/26	26884AAV5 19067   20000000  PRN		      SOLE		  20000000   0       0
FORD MOTOR INC		     CV 4.25% 12/36     345370CF5 9942    10000000  PRN		      SOLE		  10000000   0       0
GENERAL MOTORS INC	     PFD 5.25% 03/32   	370442733 3912    200000    SH		      SOLE		  200000     0       0
GOODYEAR TIRE & RUBBER CO    COM 		382550101 4	  150000    SH	     PUT      SOLE		  0          0  150000
GOODYEAR TIRE & RUBBER CO    COM	  	382550101 4274	  151443    SH		      SOLE		  151443     0       0
LEAR CORP		     COM		521865105 553     20000     SH		      SOLE                20000      0       0
LEAR CORP		     COM                521865105 2010    150000    SH       PUT      SOLE                0	     0  150000
LEHMAN BROTHERS HOLDINGS INC COM		524908100 2422    37016     SH		      SOLE		  37016	     0       0
LEHMAN BROTHERS HOLDINGS INC COM		524908100 840     150000    SH	     PUT      SOLE		  0	     0  150000
LEXMARK INTL INC - A	     COM		529771107 945	  27101	    SH	     	      SOLE		  27101      0       0
LEXMARK INTL INC - A	     COM 		529771107 394     26000     SH       PUT      SOLE	          0          0   26000
MERRILL LYNCH & CO	     COM		590188108 2872    53500     SH		      SOLE		  53500      0       0
MERRILL LYNCH & CO	     COM		590188108 1125    100000    SH	     PUT      SOLE		  0          0  100000
MIRANT CORP NEW		     COM		60467R100 11100	  1000000   SH	     PUT      SOLE		  0	     0 1000000
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 1054    53900     SH                SOLE                53900      0       0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 21196   1147600   SH                SOLE                1147600    0       0
NABORS INDUSTRIES LTD	     COM		G6359F103 47      1700	    SH		      SOLE		  1700	     0       0
OMNICOM GROUP INC      	     CV 0% 2/31	  	681919AK2 10265   10000000  PRN  	      SOLE		  10000000   0       0
RAYMOND JAMES FINANCIAL INC  COM		754730109 1607	  49200	    SH		      SOLE		  49200	     0	     0
RAYMOND JAMES FINANCIAL INC  COM		754730109 160	  200000    SH	     PUT      SOLE		  0	     0  200000
RELIANT ENERGY INC	     COM		75952B105 1469    56000	    SH		      SOLE		  56000	     0       0
RELIANT ENERGY INC	     COM		75952B105 555     100000    SH	     PUT      SOLE		  0	     0  100000
SIX FLAGS INC 		     PFD 7.25% 8/09     83001P505 3873    262600    SH  	      SOLE  	   	  262600     0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 7925	  180000    SH		      SOLE                180000     0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 1685    100000    SH	     PUT      SOLE                0          0  100000
STARWOOD HOTELS & RESORTS    COM		85590A401 3585    100000    SH	     PUT      SOLE                0          0  100000
SUNTRUST BANKS INC	     COM		867914103 3043    48700     SH		      SOLE		  48700	     0       0
SUNTRUST BANKS INC	     COM		867914103 975     100000    SH 	     PUT      SOLE		  0	     0  100000
SYBASE INC		     CV 1.75% 02/25	871130AB6 5825    5000000   PRN		      SOLE		  5000000    0       0
TIME WARNER INC              CV 2.375% 4/26     887319AC5 12749   10000000  PRN 	      SOLE                10000000   0	     0
VORNADO REALTY TRUST	     CV 2.85% 4/27      929042AC3 17270   19500000  PRN    	      SOLE 		  19500000   0       0
YRC WORLDWIDE INC            CV 3.375% 11/23    985577AB1 8413    10000000  PRN 	      SOLE                10000000   0       0
